Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure [Table Text Block]	The aggregate amount of capitalized costs of oil, natural gas and NGL properties and related accumulated depreciation, depletion and amortization as of December 31, 2015 is as follows:

2015

Producing properties	$90,167,047
Non-producing	69,119,768
159,286,815
Accumulated depreciation, depletion and amortization	(391,624)
Net capitalized costs	$158,895,191

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure [Table Text Block]	For the years ended December 31, the Partnership incurred the following costs in oil and natural gas producing activities:

2015

Property acquisition costs	$159,216,768
Development Costs	70,047
$159,286,815

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Table Text Block]	Net quantities of proved, developed and undeveloped oil, NGL and natural gas reserves are summarized as follows:

	Proved Reserves
	Oil (Barrels)	NGL (Barrels)	Natural Gas (Mcf)	Total (BOE)

January 1, 2015	-	-	-	-
Acquisition	9,089,252	1,866,775	7,705,802	12,240,327
Extensions, discoveries and other additions	-	-	-	-
Production (December 18 - December 31)	(21,937)	(2,841)	(18,392)	(27,843)
December 31, 2015	9,067,315	1,863,934	7,687,410	12,212,484
	Proved Developed Reserves				Proved Undeveloped Reserves
	Oil (Barrels)	NGL (Barrels)	Natural Gas (Mcf)	Total (BOE)	Oil (Barrels)	NGL (Barrels)	Natural Gas (Mcf)	Total (BOE)

December 31, 2015	5,602,387	961,147	3,964,052	7,224,210	3,464,928	902,787	3,723,358	4,988,274
Beginning proved undeveloped reserves	-
Acquisition	4,988,274
December 31, 2015	4,988,274

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure [Table Text Block]
2015

Future cash inflows	$407,928,626
Future production costs	(136,547,001)
Future development costs	(37,640,024)
Future net cash flows	233,741,601
10% annual discount	(134,551,759)
Standardized measure of discounted future net cash flows	$99,189,842

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Table Text Block]	Changes in the standardized measure of discounted future net cash flows are as follows:

2015

Beginning of year	$-
Changes resulting from:
Acquisition of reserves	99,670,116
Sales of oil, natural gas and NGLs, net of production costs	(480,274)
Net change	99,189,842
End of year	$99,189,842